FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


November 4, 1998


Filed Via EDGAR (CIK #0001041557)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

      RE:   FRANKLIN FLOATING RATE TRUST
            File Nos. 333-65111 and 811-08271

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 24, 1998.

Sincerely yours,

FRANKLIN FLOATING RATE TRUST



/s/ Leiann Nuzum
Corporate Counsel

LN/ld